Other Long-term Assets	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Assets	OTHER LONG-TERM ASSETS

($ millions)	2020	2019
Long-term investments	2.5	6.7
Other receivables	15.7	15.7
Other long-term assets	18.2	22.4
a) Long-term investments

($ millions)	2020	2019
Investments in public companies, beginning of year	6.7	8.7
Unrealized loss recognized in other income (loss)	(4.2)	(2.0)
Investments in public companies, end of year	2.5	6.7
Public companies
The Company holds common shares in a publicly traded oil and gas company. The investment is classified as financial assets at fair value through profit or loss and is fair valued at each period with the resulting gain or loss recorded in net income. At December 31, 2020, the investment was recorded at a fair value of $2.5 million which was $3.1 million less than the original cost of the investment. At December 31, 2019, the investments were recorded at a fair value of $6.7 million which was $0.6 million more than the original cost of the investments.
b)Other receivables
At December 31, 2020, the Company had investment tax credits of $15.7 million (December 31, 2019 - $15.7 million).